Share Based Compensation (Details Narrative) - USD ($)									3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 19, 2025	Aug. 12, 2025	Aug. 05, 2025	Jun. 27, 2025	Apr. 16, 2025	Jun. 07, 2024	Dec. 01, 2023	Sep. 22, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2026	Feb. 06, 2025	Apr. 20, 2024	Mar. 20, 2024	Jan. 10, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of Common Stock for licensing right														$ 1,568,000
Other expenses													$ 6,000	20,000
General and Administrative Expense									$ 2,700,000	$ 3,092,000	$ 5,578,000	$ 5,792,000	$ 31,703,000	$ 12,041,000
Shares granted											0	0	23	2
Share Price		$ 3,480															$ 9,359,532	$ 10,394,480
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period													52,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 3,480
Stock Issued During Period, Value, Restricted Stock Award, Gross
[custom:WeightedaverageGrantdateFairValueOfOptionsGranted]													3,780	$ 257,400
Cost related to non-vested option									1,300,000		$ 1,300,000		$ 2,800,000
Weighted average remaining vesting											10 months 17 days		1 year 1 month 20 days
Stock-based compensation expense recognized									$ 200,000	200,000	$ 400,000	$ 400,000
Crypto Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of Common Stock for licensing right, shares				47
Issuance of Common Stock for licensing right				$ 200,000
General and Administrative Expense													$ 100,000
Share Price				$ 5,760
Prepaid Expense, Current				$ 200,000
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of Common Stock for licensing right, shares					4							5	5
Issuance of Common Stock for licensing right												$ 100,000	$ 100,000
Other expenses										$ 100,000		$ 100,000	100,000
General and Administrative Expense													100,000
Shares granted			23
Share-Based Payment Arrangement, Expense			$ 100,000
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of Common Stock for licensing right, shares	560
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of Common Stock for licensing right, shares	240
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period						1	1
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 16,530,000
Stock Issued During Period, Value, Restricted Stock Award, Gross						$ 8,520,000
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other expenses													$ 1,100,000
Three Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		52
Three Board Member [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		17
2023 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized								3	583		583		121		584	2			1
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum								5.00%
Issuance of Common Stock for licensing right, shares			1,000
Number of authorized shares									463		463				463
2023 Stock Incentive Plan [Member] | Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized								4								2			1
Issuance of Common Stock for licensing right, shares			1,000